Hospice Revenue Recognition (Schedule Of Medicare Cap Liability Activity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Hospice Revenue Recognition [Abstract]
Beginning Balance January 1,	$ 1,261	$ 2,965
2014 measurement period	3,881
2013 measurement period	3,181	874
2012 measurement period		(2,578)
2010 measurement period	(63)
Ending Balance December 31,	$ 8,260	$ 1,261